Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The Company’s audited consolidated financial statements as of December 31, 2021 and 2020 and for each of the years in the three-year period ended December 31, 2021 have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated in consolidation. The significant accounting policies described below have been applied on a consistent basis for all years presented.

The financial statements have been prepared on the basis of historical cost, subject to adjustment of financial assets and liabilities to their fair value through profit or loss. The Company classifies its expenses on the statement of comprehensive loss based on the operating characteristics of such expenses.

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions, it also requires that management exercise its judgment in applying the Company’s accounting policies. The Company’s management believes that the estimates, judgments and assumptions used were reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts in the statements of operations during each reporting period. Actual results could differ materially from those estimates.

Functional currency and translation to the reporting currency

The functional currency of the Company is the U.S. dollar because the U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future.

The functional currency of Enlivex R&D was the New Israeli Shekel (“NIS”), but the Company reassessed the functional currency and determined that the factors now supported the U.S. dollar as the functional currency prospectively from September 30, 2021. Significant elements in the decision to effect the functional currency change involved (i) a change in the Company’s business strategy resulting from a planned initiation of oncology clinical trials (ii) the newly-developed frozen formulation of Allocetra, which removed the constraints of short shelf life and long-term storage of the liquid formulation and enabled the conduct of clinical trials for Sepsis and Oncology outside of Israel. Additionally, the Company’s sources of financing are the U.S. capital markets and U.S. dollar-denominated government grants from the State of Israel, and all of the Company’s budgeting and planning are conducted solely in U.S. dollars, all of which contributed to the decision to change the Company’s functional currency. Monetary assets and liabilities denominated in foreign currencies were translated into U.S. dollars using exchange rates in effect at the balance sheet date. Balances related to non-monetary assets and liabilities are based on translated amounts as of the date of the change, and non-monetary assets acquired and liabilities incurred after September 30, 2021 were translated at the approximate exchange rate prevailing at the date of the transaction. Transactions included in the statement of income until the date of change were translated at average exchange rates during the applicable period, and transactions after September 30, 2021 were translated at the approximate exchange rate in effect at the time of the transaction. Gains or losses resulting from translation adjustments until September 30, 2021 are reported in other comprehensive income (loss).

The following table presents data regarding U.S. dollar exchange rates:

	2021	2020	2019

At December 31, 1 U.S. $ =	NIS 3.110	NIS 3.215	NIS 3.456
Increase (decrease) during the year	(3.3)%	(7.0)%	(7.8)%
Average yearly exchange rates	NIS 3.2302	NIS 3.442	NIS 3.564

Cash and cash equivalents

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

Restricted cash:

Amounts included in restricted cash are held in interest bearing saving accounts and represent cash amounts required to be set aside by a contractual agreement for the rental of the Company’s premises and for credit cards and cash amounts required to be set aside by other contractual agreements.

Marketable Securities.

The Company has an investment policy that includes guidelines on acceptable investment securities, minimum credit quality, maturity parameters, and concentration and diversification. The Company invests its excess cash primarily in mutual funds that are classified based on the nature of their underlying securities and their availability for use in current operations. The Company’s marketable equity securities are measured at fair value with gains and losses recognized in other income/(expense), net.

Net gain recognized on equity securities for the years ended December 31, 2021, 2020 and 2019 were $5,590 thousands, $0 and $0 of which $4,599 thousand, $0 and $0, respectively, were not realized.

Property and equipment

Property and equipment are stated at historical cost less depreciation. Assets are depreciated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%
Computers	33
Office furniture and equipment	7
Leasehold improvements	16.67
Laboratory equipment	15-30

Impairment of non-financial assets

The long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant, and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2021, 2020, and 2019, no impairment losses were identified.

Leases

In accordance with ASU No. 2016-02, Leases (Topic 842), right-of-use (“ROU”) assets represent our right to use the underlying leased assets over the lease term, and lease liabilities represent our obligation to make lease payments arising from the related leases. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease terms may include options to extend or terminate the lease when we believe it is reasonably certain that we will exercise such options. Operating lease ROU assets are reported in other assets, and operating lease liabilities are reported in accounts payable and accrued liabilities (current), and other long-term liabilities (non-current) in our consolidated balance sheets.

Because the Company’s leases do not provide an implicit interest rate, the Company, with input from a third-party appraiser, uses its estimated incremental borrowing rate to determine the present value of lease payments. Lease expenses for operating lease payments are recognized on a straight-line basis over the lease term, and the related ROU assets and liabilities are reduced to the present value of the remaining lease payments at the end of each period. Short-term leases (with a term of 12 months or less) are not recorded as ROU assets or liabilities in the consolidated balance sheets. The Company’s lease agreements include rental payments that adjust periodically for inflation and do not contain any material residual value guarantees or material restrictive covenants.

Stock-based compensation

The Company accounts for stock-based compensation arrangements with employees and non-employees using a fair value method which requires the recognition of compensation expense for costs related to all stock-based payments including stock options. The fair value method requires the Company to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted that are expensed on a straight-line basis over the requisite service period, which is generally the vesting period. The Company accounts for forfeitures as they occur. Option valuation models, including the Black-Scholes option-pricing model, require the input of several assumptions. Changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award.

Employee benefits

The Company is required by Israeli law to make severance payments to Israeli employees upon their dismissal or termination of employment in certain circumstances. The Company operates a number of post-employment defined contribution plans. A defined contribution plan is a program that benefits an employee after termination of employment, under which the Company regularly makes fixed payments to a fund administered by a separate and independent entity so that the Company has no legal or constructive obligation to pay additional contributions if such fund does not contain sufficient assets to pay all employees the benefits to which they may be entitled relating to employee service in the current and prior periods. The fund assets are not included in the Company’s consolidated balance sheets. The Company operates pension and severance compensation plans subject to Section 14 of the Israeli Severance Pay Law. The plans are funded through payments to insurance companies or pension funds administered by trustees. In accordance with its terms, the plans meet the definition of a defined contribution plan.

Short term employee benefits - Labor laws in Israel entitle every employee to vacation days, paid sick leave and recreation pay, computed annually. The Company recognizes a liability and an expense in respect of vacation and recreation pay based on the individual entitlement of each employee.

Revenue Recognition

The Company has not yet generated any revenue from product sales or otherwise.

Research and development expenses, net

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, subcontractors and materials used for research and development activities, including clinical trials, manufacturing costs, consulting fees and facilities and overhead costs. All costs associated with research and developments are expensed as incurred. As of December 31, 2021, the Company had not yet capitalized development expenses. Costs incurred in purchasing technology assets and intellectual property are charged to research and development expense if the technology has not been conclusively proven to be feasible and has no alternative future use.

Grants received from Israel Innovation Authority, Ministry of Industry, Trade and Labor (the “IIA”), are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there was reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred. Clinical trial expenses are charged to research and development expense as incurred. The Company’s objective is to reflect the appropriate trial expense in the consolidated financial statements by matching the appropriate expenses with the period in which services and efforts are expended. In the event advance payments are made, the payments are recorded as assets, which are expensed as services are rendered.

Preclinical and Clinical Trial Accruals

The Company makes estimates of its accrued expenses as of each balance sheet date in the financial statements based on the facts and circumstances known at that time. Accrued expenses for preclinical studies and clinical trials are based on estimates of costs incurred and fees that may be associated with services provided by contract research organizations, clinical trial sites and other clinical trial-related activities. Payments under certain contracts with such parties depend on factors such as successful enrollment of patients, site initiation and the completion of clinical trial milestones. If possible, the Company obtains information regarding unbilled services directly from these service providers. However, the Company may be required to estimate these services based on other available information. If the Company underestimates or overestimates the activities or fees associated with a study or service at a given point in time, adjustments to research and development expenses may be necessary in future periods. Historically, estimated accrued liabilities have approximated actual expense incurred.

General and administrative

General and administrative expenses consist of compensation and related benefits, including stock-based compensation, for executive and corporate personnel; professional and consulting fees; and allocated overhead, such as facilities and equipment rent and maintenance, insurance costs allocated to general and administrative expenses, costs of patent applications, maintenance, depreciation expense, marketing costs, and other miscellaneous expenses which are allocated to general and administrative expense.

Patents

The Company expenses all costs associated with patents (including application fees, and the legal and consulting expenses related to making such applications) for product candidates under development as incurred. As a result of the Company’s research and development efforts, the Company regularly applies for patents to protect proprietary technology and inventions. To date, the Company has not capitalized patent costs. The Company recorded charges to general and administrative expenses in the accompanying statements of operations and comprehensive loss of approximately $373 thousand, $374 thousand and $120 thousand for the years ended December 31, 2021, 2020 and 2019, respectively, related to patent costs.

Income taxes

The Company accounts for income taxes in accordance with ASC 740-10 “Accounting for Income Taxes”, which requires the use of the liability method of accounting for income taxes, whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

As the Company is currently engaged primarily in development activities and is not expected to generate taxable income in the foreseeable future, the Company provides a valuation allowance to reduce deferred tax assets to their estimated realizable value.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2021, the Company recorded a liability of $705 thousand for uncertain tax positions. The Company does not expect that the amount of uncertain tax positions will change within the next year.

Loss per share

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential shares in accordance with ASC 260, “Earnings per Share.”

All outstanding preferred stock, options and warrants in the years 2021, 2020 and 2019 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all years presented. For the years ended December 31, 2021, 2020 and 2019, the total weighted average number of shares related to outstanding potential shares excluded from the calculations of diluted net loss per share were 2,910,491, 3,526,214 and 3,247,127, respectively. The following data show the amounts used in computing income (loss) per share and the effect on income (loss):

(in thousands except share and per share data)	Year ended December 31,
	2021	2020	2019
Basic and diluted (loss) per share:
(Loss) from continuing operations	$(14,468)	$(11,824)	$(9,384)
Interest of 6% to Cumulative Preferred Stock	-	-	(198)
	$(14,468)	$(11,824)	$(9,582)

Number of common shares at the beginning of the year	14,587,934	10,334,126	3,509,405
Weighted average number of shares issued for cash	2,485,245	2,603,763	518,295
Weighted average number of shares issued in connection with the merger	-	-	322,617
Weighted average number of stock options exercised	16,715	21,749	80,073
Weighted average number of warrants exercised	769,819	209,570	15,609
Weighted average number of shares issued in connection with conversion of Preferred Shares	-	-	4,203,487
Number of shares used in per share computation	17,859,713	13,169,208	8,649,486

Basic and diluted net (loss) per share	$(0.81)	$(0.90)	$(1.11)

Concentrations of credit risk:

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and bank deposits.

Cash and cash equivalents, restricted cash and deposits are invested in major banks in Israel. Such deposits in Israel are not insured. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company has no foreign exchange contracts or any other hedging arrangements as of December 31, 2021.

Fair value of financial instruments

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), the guidance defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, deposits, marketable securities, accounts receivable, accounts payable, accrued liabilities, and lease liability. Fair value estimates of these instruments are made at each reporting period end based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued liabilities are generally considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company believes that the fair value of the lease liability approximates its carrying value.

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

The financial instruments presented on the balance sheet at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - inputs other than quoted prices included within level 1 that are observable either directly or indirectly.

Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Comprehensive income (loss)

Comprehensive loss is the change in shareholders’ equity from transactions and other events and circumstances other than those resulting from investments by shareholders and distributions to shareholders.

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general-purpose financial statements.

The Company’s other comprehensive income (loss) is currently composed of gains or losses resulting from translation adjustments, which result from translating the financial statements into U.S. dollars when its functional currency was different than the U.S. dollar.

Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation.  Such reclassifications did not have any significant impact on the Company’s equity, net income or cash flows.

Recently Issued Accounting Standards

In November 2021, the FASB issued ASU 2021-10, “Government Assistance (Topic 832)- Disclosures by Business Entities about Government Assistance”. This ASU requires annual disclosures for transactions with a government authority that are accounted for by applying a grant or contribution model. These amendments are effective for annual periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.

Recently Adopted Accounting Standards

Effective January 1, 2021, the Company adopted ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes specific exceptions to the general principles in Topic 740 and simplifies the accounting for income taxes. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

Effective January 1, 2021, the Company adopted ASU No. 2020-10, Codification Improvements, which amends a variety of topics in the Accounting Standards Codification to improve consistency and clarify guidance. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.